Guarantor And Nonguarantor Statements Statements Of Operations And Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 23, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012	Dec. 25, 2011		Dec. 26, 2010
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 572,455	$ 705,060	$ 567,905	$ 588,595	$ 616,925	$ 686,482		$ 574,746		$ 602,023		$ 606,311		$ 1,754,480	$ 1,773,425	$ 2,478,485	$ 2,469,562		$ 2,436,703
Cost of products sold	415,052	517,685	438,564	456,439	481,248	500,938		440,496		460,346		452,916		1,297,808	1,376,251	1,893,936	1,854,696		1,834,375
Gross profit	157,403	187,375	129,341	132,156	135,677	185,544		134,250		141,677		153,395		456,672	397,174	584,549	614,866		602,328
Operating expenses
Marketing and selling expenses	40,866		38,336											134,002	130,540	169,736	171,641		172,344
Administrative expenses	25,304		21,349											93,189	66,089	89,414	80,460		109,950
Research and development expenses	2,709		2,677											7,825	8,211	12,031	8,021		9,387
Intercompany royalties	0		0											0	0	0	0		0
Intercompany technical service fees	0		0											0	0	0	0		0
Goodwill impairment charge						122,900	[1]	0	[1]	0	[1]	0	[1]				122,900	[1]
Other expense (income), net	3,606		7,084											45,096	25,280	29,774	48,578		45,495
Equity in (earnings) loss of investees	0		0											0	0	0	0		0
Total operating expenses	72,485		69,446											280,112	230,120	300,955	431,600		337,176
Earnings (loss) before interest and taxes	84,918		59,895											176,560	167,054	283,594	183,266		265,152
Intercompany interest (income) expense	0		0											0	0	0	0		0
Interest expense	19,595		44,462											107,878	154,601	198,484	208,319		236,004
Interest income	23		4											68	105	110	242		288
Earnings (loss) before income taxes	65,346		15,437											68,750	12,558	85,220	(24,811)		29,436
Provision (benefit) for income taxes	24,661		5,559											35,108	3,701	32,701	22,103		7,399
Net earnings	40,685	43,662	9,878	(10,560)	9,539	(87,524)		12,777		7,581		20,252		33,642	8,857	52,519	(46,914)		22,037
Total comprehensive earnings	37,732		8,941											60,681	9,461	43,402	(49,818)		16,096
Pinnacle Foods Inc.
Condensed Financial Statements, Captions [Line Items]
Net sales	0		0											0	0	0	0		0
Cost of products sold	0		0											0	0	0	0		0
Gross profit	0		0											0	0	0	0		0
Operating expenses
Marketing and selling expenses	0		0											0	0	0	0		0
Administrative expenses	0		0											0	0	0	0		0
Research and development expenses	0		0											0	0	0	0		0
Intercompany royalties	0		0											0	0	0	0		0
Intercompany technical service fees	0		0											0	0	0	0		0
Goodwill impairment charge																	0
Other expense (income), net	0		0											0	0	0	0		0
Equity in (earnings) loss of investees	(40,685)		(9,878)											(33,642)	(8,857)	(52,519)	46,914		(22,037)
Total operating expenses	(40,685)		(9,878)											(33,642)	(8,857)	(52,519)	46,914		(22,037)
Earnings (loss) before interest and taxes	40,685		9,878											33,642	8,857	52,519	(46,914)		22,037
Intercompany interest (income) expense	0		0											0	0	0	0		0
Interest expense	0		0											0	0	0	0		0
Interest income	0		0											0	0	0	0		0
Earnings (loss) before income taxes	40,685		9,878											33,642	8,857	52,519	(46,914)		22,037
Provision (benefit) for income taxes	0		0											0	0	0	0		0
Net earnings	40,685		9,878											33,642	8,857	52,519	(46,914)		22,037
Total comprehensive earnings	37,732		8,941											60,681	9,461	43,402	(49,818)		16,096
Pinnacle Foods Finance LLC
Condensed Financial Statements, Captions [Line Items]
Net sales	0		0											0	0	0	0		0
Cost of products sold	96		(2)											397	104	120	(148)		624
Gross profit	(96)		2											(397)	(104)	(120)	148		(624)
Operating expenses
Marketing and selling expenses	56		50											991	291	342	463		1,902
Administrative expenses	2,064		828											16,529	2,648	3,415	3,463		5,199
Research and development expenses	85		3											154	21	25	34		210
Intercompany royalties	0		0											0	0	0	0		0
Intercompany technical service fees	0		0											0	0	0	0		0
Goodwill impairment charge																	0
Other expense (income), net	0		3,470											34,180	14,255	14,255	0		0
Equity in (earnings) loss of investees	(45,471)		(25,053)											(107,942)	(69,619)	(124,967)	(12,566)		(92,447)
Total operating expenses	(43,266)		(20,702)											(56,088)	(52,404)	(106,930)	(8,606)		(85,136)
Earnings (loss) before interest and taxes	43,170		20,704											55,691	52,300	106,810	8,754		84,512
Intercompany interest (income) expense	(13,180)		(23,365)											(51,731)	(70,199)	(95,285)	(111,919)		(121,371)
Interest expense	19,154		43,959											106,371	152,875	196,240	206,581		234,759
Interest income	0		4											0	4	0	0		20
Earnings (loss) before income taxes	37,196		114											1,051	(30,372)	5,855	(85,908)		(28,856)
Provision (benefit) for income taxes	(3,489)		(9,764)											(32,591)	(39,229)	(46,664)	(38,994)		(50,893)
Net earnings	40,685		9,878											33,642	8,857	52,519	(46,914)		22,037
Total comprehensive earnings	37,732		8,941											60,681	9,461	43,402	(49,818)		16,096
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	568,340		564,304											1,737,413	1,759,479	2,454,737	2,442,540		2,409,548
Cost of products sold	413,857		437,301											1,289,483	1,367,858	1,880,692	1,839,000		1,817,475
Gross profit	154,483		127,003											447,930	391,621	574,045	603,540		592,073
Operating expenses
Marketing and selling expenses	39,876		37,182											128,245	125,681	163,567	165,172		164,712
Administrative expenses	22,264		19,650											73,898	60,991	82,643	73,522		101,786
Research and development expenses	2,624		2,674											7,671	8,190	12,006	7,987		9,177
Intercompany royalties	0		0											0	0	0	0		0
Intercompany technical service fees	0		0											0	0	0	0		0
Goodwill impairment charge																	122,900
Other expense (income), net	3,606		3,614											10,916	11,025	15,519	48,578		45,495
Equity in (earnings) loss of investees	(750)		(207)											(1,008)	1,152	(831)	(1,227)		(1,447)
Total operating expenses	67,620		62,913											219,722	207,039	272,904	416,932		319,723
Earnings (loss) before interest and taxes	86,863		64,090											228,208	184,582	301,141	186,608		272,350
Intercompany interest (income) expense	13,154		23,334											51,632	70,108	95,162	111,874		121,371
Interest expense	433		491											1,485	1,700	2,200	1,726		1,245
Interest income	10		0											43	101	110	241		268
Earnings (loss) before income taxes	73,286		40,265											175,134	112,875	203,889	73,249		150,002
Provision (benefit) for income taxes	27,815		15,212											67,192	43,256	78,922	60,683		57,555
Net earnings	45,471		25,053											107,942	69,619	124,967	12,566		92,447
Total comprehensive earnings	45,046		24,333											108,554	68,714	113,923	(3,446)		89,334
Nonguarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	19,569		19,771											62,117	59,151	84,708	84,832		82,870
Cost of products sold	16,305		17,157											52,187	52,747	73,090	72,716		71,197
Gross profit	3,264		2,614											9,930	6,404	11,618	12,116		11,673
Operating expenses
Marketing and selling expenses	934		1,104											4,766	4,568	5,827	6,006		5,730
Administrative expenses	976		871											2,762	2,450	3,356	3,475		2,965
Research and development expenses	0		0											0	0	0	0		0
Intercompany royalties	8		12											36	40	77	70		83
Intercompany technical service fees	240		266											755	707	917	868		711
Goodwill impairment charge																	0
Other expense (income), net	0		0											0	0	0	0		0
Equity in (earnings) loss of investees	0		0											0	0	0	0		0
Total operating expenses	2,158		2,253											8,319	7,765	10,177	10,419		9,489
Earnings (loss) before interest and taxes	1,106		361											1,611	(1,361)	1,441	1,697		2,184
Intercompany interest (income) expense	26		31											99	91	123	45		0
Interest expense	8		12											22	26	44	12		0
Interest income	13		0											25	0	0	1		0
Earnings (loss) before income taxes	1,085		318											1,515	(1,478)	1,274	1,641		2,184
Provision (benefit) for income taxes	335		111											507	(326)	443	414		737
Net earnings	750		207											1,008	(1,152)	831	1,227		1,447
Total comprehensive earnings	108		(513)											962	(2,010)	787	2,663		3,113
Eliminations and Reclassifications
Condensed Financial Statements, Captions [Line Items]
Net sales	(15,454)		(16,170)											(45,050)	(45,205)	(60,960)	(57,810)		(55,715)
Cost of products sold	(15,206)		(15,892)											(44,259)	(44,458)	(59,966)	(56,872)		(54,921)
Gross profit	(248)		(278)											(791)	(747)	(994)	(938)		(794)
Operating expenses
Marketing and selling expenses	0		0											0	0	0	0		0
Administrative expenses	0		0											0	0	0	0		0
Research and development expenses	0		0											0	0	0	0		0
Intercompany royalties	(8)		(12)											(36)	(40)	(77)	(70)		(83)
Intercompany technical service fees	(240)		(266)											(755)	(707)	(917)	(868)		(711)
Goodwill impairment charge																	0
Other expense (income), net	0		0											0	0	0	0		0
Equity in (earnings) loss of investees	86,906		35,138											142,592	77,324	178,317	(33,121)		115,931
Total operating expenses	86,658		34,860											141,801	76,577	177,323	(34,059)		115,137
Earnings (loss) before interest and taxes	(86,906)		(35,138)											(142,592)	(77,324)	(178,317)	33,121		(115,931)
Intercompany interest (income) expense	0		0											0	0	0	0		0
Interest expense	0		0											0	0	0	0		0
Interest income	0		0											0	0	0	0		0
Earnings (loss) before income taxes	(86,906)		(35,138)											(142,592)	(77,324)	(178,317)	33,121		(115,931)
Provision (benefit) for income taxes	0		0											0	0	0	0		0
Net earnings	(86,906)		(35,138)											(142,592)	(77,324)	(178,317)	33,121		(115,931)
Total comprehensive earnings	$ (82,886)		$ (32,761)											$ (170,197)	$ (76,165)	$ (158,112)	$ 50,601		$ (108,543)

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.